Share Capital (Tables)	12 Months Ended
Dec. 31, 2021
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of classes of share capital

	December 31, 2021	December 31, 2020
	£	£
Issued and fully paid share capital
120,886,527 (2020: nil) Ordinary shares of £0.0005 each	60,443	—
Nil (2020: 97,324) Ordinary A shares of £0.001 each	—	97
Nil (2020: 30,255) Series A Preference shares of £0.001 each	—	30
Nil (2020: 29,408) Series B Preference shares of £0.001 each	—	30
Nil (2020: 5,785) Ordinary B shares of £0.001 each	—	6
Nil (2020: 10,123) Junior Series C shares of £0.001 each	—	10
Nil (2020: 57,295) Series C Preference shares of £0.001 each	—	57
Nil (2020: nil) Series C1 Preference shares of £0.001 each	—	—
Nil (2020: nil) Series D1 Preference shares of £0.001 each	—	—
324,121 (2020: nil) Deferred shares of £0.01 each	3,241	—
	63,684	230
Shares authorised and issued (number)

	December 31, 2020	Issue of shares	Re-designation of shares	Share Conversion	Share Split	December 31, 2021
Ordinary shares	—	23,650,227	—	324,121	96,912,179	120,886,527
Ordinary A shares	97,324	8,726	(19,624)	(86,426)	—	—
Series A preference shares	30,255	—	—	(30,255)	—	—
Series B preference shares	29,408	—	—	(29,408)	—	—
Ordinary B Shares	5,785	3,826	(4,763)	(4,848)	—	—
Junior Series C Shares	10,123	—	—	(10,123)	—	—
Series C preference shares	57,295	—	—	(57,295)	—	—
Series C1 preference shares	—	17,132	—	(17,132)	—	—
Series D preference shares	—	64,247	24,387	(88,634)	—	—
Deferred shares	—	—	—	—	324,121	324,121
	230,190	23,744,158	—	—	97,236,300	121,210,648

Disclosure of movements in share capital
The below table summarizes the movements in the share capital of the group as a result of the various share transactions that occurred during the year ended 31 December 2021.

£
Issued and fully paid share capital as at January 1, 2021	230
Issue of shares as a result of share option exercises during the period	229
Series C1 funding round	17
Series D1 funding round	64
Share for share exchange	630,475
Bonus issue	217,380,650
Share capital reduction	(217,380,650)
Nominal value reduction	(580,327)
Issue of shares on acquisition of subsidiary	1,396
New share capital issued on consummation of the Group’s IPO	11,600
Issued and fully paid share capital as at December 2021	63,684